SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Amount
Outstanding at the beginning of the year	124,000
Granted
Forfeited	(12,000)
Outstanding at the end of the year	112,000	124,000
Exercisable options at the end of the year	97,585
Options vested and expected to vest at end of year	112,000
Weighted average exercise price
Outstanding at the beginning of the year	$ 9.61
Granted
Forfeited	$ 18.6
Outstanding at the end of the year	$ 8.65	$ 9.61
Exercisable options at the end of the year	$ 8.45
Options vested and expected to vest at end of year	$ 8.65
Weighted average Remaining contractual term (years)
Outstanding	3 years 4 days	3 years 8 months 5 days
Exercisable	2 years 10 months 17 days
Options vested and expected to vest	3 years 4 days